Goodwill and Intangible Assets (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
A Place For Rover INC
Finite Lived Intangible Assets [Line Items]
Schedule of Intangible Assets Amortization Expense

Based on amounts recorded at June 30, 2021 the Company estimates intangible asset amortization expense in each of the years ending December 31 as follows (in thousands):

Remainder of 2021	$1,694
2022	1,347
2023	814
2024	814
2025	814
Thereafter	679
Total	$6,162

Based on amounts recorded at December 31, 2020 the Company estimates intangible asset amortization expense in each of the years ending December 31 as follows (in thousands):

2021	$3,499
2022	1,347
2023	814
2024	814
2025	814
Thereafter	679
Total	$7,967